Annual Total Returns[BarChart] - ProShares Investment Grade-Interest Rate Hedged - None	2014	2015	2016	2017	2018	2019	2020
Total	(1.92%)	(2.16%)	7.26%	5.64%	(4.33%)	12.66%	0.68%